Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations (Textuals) [Abstract]
Gain related to our former coal operations		$ 15
Income (loss) from discontinued operations	(10)	(229)	33
(Impairments) and gain on sale	(1)	(216)	(135)
Summarized Results of Discontinued Operations
Revenues	16	17	210
Income (loss) from discontinued operations before (impairments) and gain on sale, gain on deconsolidation and income taxes	(8)	(92)	236
(Impairments) and gain on sale	(1)	(216)	(135)
Gain on deconsolidation		9
(Provision) benefit for income taxes	(1)	70	(68)
Income (loss) from discontinued operations	(10)	(229)	33
Income (loss) from discontinued operations
Attributable to noncontrolling interests		(70)	13
Attributable to The Williams Companies, Inc.	(10)	(159)	20
Additional Discontinued Operations (Textuals) [Abstract]
Percentage of total assets attributable to discontinued operations	0.50%	0.50%
Alaska [Member]
Discontinued Operations (Textuals) [Abstract]
Gains related to the favorable resolution of matters involving pipeline transportation rates			140
Income related to reduction of remaining amounts accrued in excess of obligation			54
Charge associated with oil purchase contract			11
Venezuela operations [Member]
Discontinued Operations (Textuals) [Abstract]
Bad debt expense		48
Net charge related to the write-off of deferred charges and credits		30
Benefit from the reversal of deferred tax balances related to discontinued Venezuela operations		76
Income (loss) from discontinued operations			77
Summarized Results of Discontinued Operations
Income (loss) from discontinued operations			77
NGL pipeline systems [Member]
Discontinued Operations (Textuals) [Abstract]
Charge associated with settlement related to sale of business			10
Arkoma basin [Member] | Exploration and Production [Member]
Discontinued Operations (Textuals) [Abstract]
(Impairments) and gain on sale		5	143
Summarized Results of Discontinued Operations
(Impairments) and gain on sale		$ 5	$ 143